EARNINGS PER UNIT AND CASH DISTRIBUTIONS (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Distribution Made to Limited Partner
Common unitholders' interest in net income	$ 28,440	$ 53,828	$ 43,195	$ 77,382
Earnings per unit (basic and diluted):
Basic - Common unitholders (in dollars per share)	$ 0.36	$ 0.76	$ 0.52	$ 1.12
Diluted - Common unitholders (in dollars per share)		0.75	0.52	1.10
Cash distributions declared and paid in the period per unit (in dollars per share)	0.58	0.58	1.16	1.16
Subsequent event: Cash distributions declared and paid per unit relating to the period (in dollars per share)	$ 0.58	$ 0.58	$ 0.58	$ 0.58
Ownership interest by third party (percentage)	69.60%		69.60%
Common unitholders
Distribution Made to Limited Partner
Common unitholders' interest in net income	$ 24,914	$ 52,750	$ 36,447	$ 75,833
Less: distributions paid	(40,383)	(39,991)	(80,908)	(79,982)
(Over)/under distributed earnings	$ (15,469)	$ 12,759	$ (44,461)	$ (4,149)
Basic:
Weighted average units outstanding (in shares)	69,833	69,248	70,050	67,990
Diluted:
Weighted average units outstanding (in shares)	69,833	69,248	70,050	67,990
Earnings per unit (basic and diluted):
Basic - Common unitholders (in dollars per share)	$ 0.36	$ 0.76	$ 0.52	$ 1.12
Diluted - Common unitholders (in dollars per share)	$ 0.35	$ 0.75	$ 0.52	$ 1.10
Earn Out Units
Diluted:
Weighted average units outstanding (in shares)	374	749	374	749
Common unit and common unit equivalents
Diluted:
Weighted average units outstanding (in shares)	70,207	69,997	70,424	68,739